INCOME TAXES Schedule of reconciliation of the total amounts of unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of the total amounts of unrecognized tax benefits
Unrecognized tax benefits, beginning of year	$ 5,913	$ 8,304
Increases — tax positions taken in prior periods	78	61
Increases — tax positions taken in current period	115	15
Settlements and lapses of statute of limitations	(1,760)	(2,467)
Unrecognized tax benefits, end of year	$ 4,346	$ 5,913